ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10 -              ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2012			2013
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$529,162	(105,832)	423,330	$3,359,877	(355,274)	3,004,603
Order backlog	1,428,091	(1,256,450)	171,641	12,632,770	(3,819,777)	8,812,993
	$1,957,253	(1,362,282)	594,971	$15,992,647	(4,175,051)	11,817,596

The intangible assets were related to Concord and Bond, which was acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2011, 2012 and 2013 were nil, $ 1,362,282 and $2,847,773, respectively. Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2014	$6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
$11,817,596